Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	94,416,000	77,451,000	55,963,000
Common stock, shares outstanding	94,416,000	77,451,000	55,963,000
Series A Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,550,000	1,550,000	1,550,000
Preferred stock, shares issued	993,000	1,490,000	1,500,000
Preferred stock, shares outstanding	993,000	1,490,000	1,500,000
Series B Preferred Stock
Preferred stock, shares authorized	3,080,000	3,080,000	3,080,000
Preferred stock, shares issued
Preferred stock, shares outstanding